Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2021
Warrant Liability [Abstract]
Number of Warrants in Issue	The following table displays the number of warrants in issue as of December 31, 2021:

	Tradeable	Non-tradeable	Total
(In thousands)	No. of warrants	No. of warrants	No. of warrants
In issue at January 1, 2021	—	—	—
Issuance of Alkuri Warrants on October 21, 2021	8,625	5,933	14,558
Issuance of AlbaCore Warrants on November 4, 2021	—	1,758	1,758
In issue at December 31, 2021	8,625	7,691	16,316

Schedule of Reconciliation of Fair Values

See reconciliation of fair values below:

	Tradeable	Non-tradeable	Non-tradeable
	(Level 1)	(Level 2)	(Level 3)	Total
	$’000	$’000	$’000	$’000
Balance at December 31, 2019	—	—	—	—
Balance at December 31, 2020	—	—	—	—
Fair value of Alkuri Warrants upon issuance	18,371	12,638	—	31,009
Fair value of AlbaCore Warrants upon issuance	—	—	16,930	16,930
Change in fair value of warrant liabilities	(12,506)	(8,603)	(6,702)	(27,811)
Balance at December 31, 2021	5,865	4,035	10,228	20,128